Loss on impairment of assets held for sale (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Loss on impairment of assets held for sale
Fair value of assets held for sale	¥ 0		¥ 122,919		$ 0
Loss on impairment of assets held for sale	¥ 0	$ 0	¥ 37,951	¥ 0